Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	CONCENTRIX CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39494
Entity Tax Identification Number	27-1605762
Entity Address, Address Line One	39899 Balentine Drive
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	800
Local Phone Number	747-0583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CNXC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001803599
Amendment Flag	false
Entity Address, Address Line Two	Suite 235